UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03231

SEI Liquid Asset Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Copies to:

Richard W. Grant, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: June 30, 2014

Date of reporting period: September 30, 2014

Item 1.    Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

September 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
COMMERCIAL PAPER (A)(B) — 32.9%

Albion Capital (C)
0.200%, 11/21/14	$3,290	$3,289
American Honda Finance
0.070%, 10/06/14	1,203	1,203
ANZ New Zealand International (C)
0.200%, 11/17/14	10,000	9,997
0.210%, 01/09/15	1,095	1,094
ASB Finance (C)
0.200%, 01/12/15	10,000	9,994
0.210%, 01/16/15	1,095	1,094
Automatic Data Processing (C)
0.030%, 10/01/14	1,334	1,334
Bank of Nova Scotia
0.230%, 02/06/15	10,000	9,992
Bear Stearns (C)
0.230%, 01/02/15	4,500	4,497
0.250%, 01/23/15	7,000	6,994
BNZ International Funding (C)
0.210%, 01/15/15	4,370	4,367
Caisse Centrale Desjardins (C)
0.200%, 10/30/14	9,320	9,319
0.200%, 11/03/14	10,755	10,753
0.200%, 11/07/14	1,540	1,540
0.200%, 11/21/14	695	695
0.190%, 12/04/14	11,300	11,296
Chariot Funding (C)
0.220%, 10/29/14	2,570	2,570
Charta (C)
0.210%, 11/10/14	4,500	4,499
Coca-Cola (C)
0.180%, 10/14/14	4,000	4,000
0.160%, 12/29/14	3,345	3,344
0.170%, 01/07/15	6,000	5,997
0.200%, 02/27/15	860	859
DNB Bank (C)
0.225%, 11/12/14	5,000	4,999
Fairway Finance (C)
0.210%, 01/14/15	19,170	19,158
0.210%, 01/20/15	1,393	1,392
0.220%, 02/18/15	5,420	5,415
GlaxoSmithKline Finance (C)
0.060%, 10/02/14	3,355	3,355
Govco (C)
0.200%, 11/24/14	4,110	4,109
HSBC USA
0.200%, 12/22/14	1,000	1,000
JPMorgan Chase
0.100%, 10/03/14	100	100
JPMorgan Securities
0.230%, 10/20/14	10,700	10,699
0.230%, 10/28/14	10,000	9,998

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.230%, 11/03/14	$17,000	$16,996
Jupiter Securitization (C)
0.220%, 10/01/14	3,420	3,420
0.210%, 12/08/14	2,000	1,999
0.210%, 01/02/15	9,765	9,760
0.210%, 01/07/15	4,420	4,417
Manhattan Asset Funding (C)
0.190%, 10/01/14	11,000	11,000
0.190%, 10/21/14	3,290	3,290
0.180%, 11/05/14	7,000	6,999
Nestle Capital (C)
0.160%, 10/03/14	10,000	10,000
Nestle Finance International
0.050%, 10/02/14	690	690
Nordea Bank (C)
0.225%, 10/22/14	4,035	4,034
0.220%, 10/29/14	1,900	1,900
0.210%, 12/01/14	3,200	3,199
0.225%, 03/17/15	8,000	7,992
Old Line Funding (C)
0.220%, 10/09/14	3,155	3,155
0.220%, 11/14/14	3,005	3,004
0.230%, 11/18/14	2,709	2,708
0.220%, 11/21/14	1,580	1,580
0.220%, 12/10/14	5,000	4,998
0.220%, 12/12/14	1,825	1,824
0.220%, 12/22/14	4,450	4,448
0.220%, 01/12/15	6,000	5,996
0.250%, 01/21/15	1,610	1,609
0.230%, 01/26/15	1,335	1,334
0.250%, 02/02/15	1,600	1,599
Prudential
0.050%, 10/01/14	8,736	8,736
Thunder Bay Funding (C)
0.220%, 10/15/14	1,029	1,029
0.230%, 10/27/14	4,000	3,999
0.220%, 12/03/14	3,000	2,999
0.190%, 12/04/14	6,767	6,765
0.220%, 12/15/14	2,310	2,309
0.240%, 01/21/15	1,435	1,434
0.230%, 03/13/15	1,549	1,547
Toyota Credit Canada
0.220%, 01/21/15	5,000	4,997
0.220%, 01/28/15	2,000	1,999
0.240%, 02/09/15	1,465	1,464
Toyota Motor Credit
0.210%, 10/27/14	4,000	3,999
0.230%, 12/22/14	1,885	1,884
0.200%, 12/22/14	3,780	3,778
0.210%, 01/09/15	16,500	16,490
Wal-Mart Stores (C)
0.040%, 10/07/14	5,596	5,596
Westpac Securities (C)
0.210%, 11/13/14	18,400	18,395

1	SEI Liquid Asset Trust / Quarterly Report / September 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

September 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Working Capital Management (C)
0.110%, 10/01/14	$5,128	$5,128
0.120%, 10/02/14	2,279	2,279
0.110%, 10/06/14	1,374	1,374
0.110%, 10/07/14	1,834	1,834
0.180%, 11/17/14	897	897

Total Commercial Paper (Cost $385,835) ($Thousands)		385,835

CERTIFICATES OF DEPOSIT (A) — 27.8%

Australia & New Zealand Banking Group
0.484%, 01/29/15 (D)	180	180
Bank of Montreal
0.180%, 10/15/14	3,360	3,360
0.180%, 11/07/14	10,000	10,000
0.180%, 11/20/14	10,000	10,000
0.180%, 12/08/14	6,200	6,200
0.170%, 12/29/14	8,000	8,000
0.210%, 01/02/15	11,000	11,000
0.205%, 02/27/15 (D)	7,000	7,000
Bank of Nova Scotia
0.220%, 11/10/14	10,000	10,000
0.210%, 12/22/14	3,000	3,000
0.220%, 01/23/15	3,800	3,800
0.240%, 02/04/15	3,000	3,000
0.190%, 02/04/15 (D)	3,720	3,720
0.240%, 02/09/15	5,000	5,000
0.240%, 02/17/15	3,500	3,500
0.230%, 02/17/15	883	883
Bank of Tokyo-Mitsubishi
0.200%, 12/09/14	3,500	3,500
0.240%, 12/12/14	5,000	5,000
0.240%, 12/18/14	9,700	9,700
0.240%, 12/23/14	4,000	4,000
0.240%, 01/02/15	5,000	5,000
0.250%, 03/04/15	6,500	6,500
Canadian Imperial Bank of Commerce NY (D)
0.170%, 01/15/15	14,028	14,028
0.170%, 01/16/15	6,000	6,000
0.932%, 02/20/15	10,355	10,384
Citibank
0.230%, 11/07/14	9,490	9,490
0.230%, 12/16/14	4,000	4,000
0.230%, 12/17/14	10,060	10,060
National Australia Bank (C)(D)
0.431%, 10/02/14	250	250
Nordea Bank
0.220%, 10/24/14	2,000	2,000
0.180%, 10/30/14	5,870	5,870
0.160%, 11/10/14	3,700	3,700
Royal Bank of Canada NY (D)
0.270%, 10/10/14	455	455
0.250%, 01/15/15	3,060	3,061

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Skandinaviska Enskilda Banken
0.437%, 11/07/14 (D)	$478	$478
0.230%, 12/11/14	2,460	2,460
0.230%, 02/10/15	12,000	12,000
State Street
0.200%, 12/15/14	5,000	5,000
0.210%, 12/17/14	8,885	8,885
Sumitomo Mitsui Banking
0.250%, 10/14/14	2,500	2,500
0.250%, 11/13/14	6,000	6,000
0.250%, 12/17/14	9,000	9,000
0.250%, 01/02/15	1,250	1,250
0.240%, 02/25/15 (D)	14,000	14,000
Svenska Handelsbanken
0.175%, 11/12/14	10,100	10,100
0.523%, 01/16/15 (D)	1,834	1,836
0.230%, 03/24/15	17,000	17,001
Toronto-Dominion Bank
0.210%, 01/16/15	2,995	2,995
Toyota Motor Credit (D)
0.207%, 03/02/15	8,474	8,474
0.213%, 03/09/15	515	515
Wells Fargo Bank
0.210%, 12/01/14	5,000	5,000
0.210%, 12/02/14	3,000	3,000
0.210%, 12/03/14	6,000	6,000
0.210%, 12/08/14	5,000	5,000
0.220%, 02/17/15	12,000	12,000
Westpac Banking (C)(D)
0.224%, 01/13/15	500	500
0.224%, 01/16/15	500	500

Total Certificates of Deposit (Cost $326,135) ($Thousands)		326,135

TIME DEPOSITS — 10.8%

Canadian Imperial Bank of Commerce
0.010%, 10/01/14	27,000	27,000
Skandinaviska Enskilda Banken
0.060%, 10/01/14	19,094	19,094
Svenska Handelsbanken
0.010%, 10/01/14	28,000	28,000
SwedBank
0.030%, 10/01/14	53,154	53,154

Total Time Deposits (Cost $127,248) ($Thousands)		127,248

CORPORATE OBLIGATIONS — 4.1%

Australia & New Zealand Banking Group (C)
3.700%, 01/13/15	1,997	2,016
Bank of Nova Scotia
1.850%, 01/12/15	575	578
Commonwealth Bank of Australia (C)
3.750%, 10/15/14	280	280

SEI Liquid Asset Trust / Quarterly Report / September 30, 2014	2

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

September 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
General Electric Capital
3.750%, 11/14/14	$7,780	$7,813
2.150%, 01/09/15	11,815	11,876
4.875%, 03/04/15	315	321
Metropolitan Life Global Funding I (C)
2.000%, 01/09/15	385	387
National Australia Bank (C)
3.750%, 03/02/15	3,352	3,401
2.000%, 03/09/15	795	801
New York Life Global Funding (C)
1.300%, 01/12/15	7,712	7,735
Nordea Bank (C)
3.700%, 11/13/14	3,517	3,531
Royal Bank of Canada NY
1.450%, 10/30/14	803	804
0.936%, 10/30/14 (D)	1,365	1,366
1.150%, 03/13/15	190	191
Sumitomo Mitsui Banking
1.900%, 01/12/15	950	954
Toyota Motor Credit
1.250%, 11/17/14	1,302	1,304
1.000%, 02/17/15	3,910	3,921
Westpac Banking (C)(D)
0.484%, 10/29/14	540	540

Total Corporate Obligations (Cost $47,819) ($Thousands)		47,819

U.S. GOVERNMENT AGENCY OBLIGATIONS (D) — 3.6%

FFCB
0.250%, 10/01/14	3,981	3,981
0.230%, 10/01/14	780	780
0.153%, 10/23/14	9,000	9,000
0.205%, 10/24/14	2,250	2,251
0.174%, 10/11/14	7,810	7,813
0.149%, 10/16/14	10,000	10,000
FNMA
0.163%, 10/20/14	55	55
0.121%, 10/27/14	9,000	8,999

Total U.S. Government Agency Obligations (Cost $42,879) ($Thousands)		42,879

MUNICIPAL BONDS (D) — 1.9%
Arizona — 0.1%
Pima County, Industrial Development Authority, RB
0.060%, 10/01/14	1,200	1,200

California — 0.1%
Sacramento, Municipal Utility District, Sub-Ser L, RB
0.030%, 10/02/14	1,215	1,215

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Colorado — 0.1%
Colorado State, Housing & Finance Authority, Multi-Family Housing Program, Ser A-1, RB
0.070%, 10/01/14	$735	$735

Florida — 0.0%
Miami-Dade County, Industrial Development Authority, RB
0.120%, 10/02/14	400	400

Illinois — 0.0%
University of Illinois, Ser S, RB
0.100%, 10/02/14	330	330

Indiana — 0.2%
Indiana, Finance Authority, Ser F, RB
0.040%, 10/02/14	2,200	2,200

Iowa — 0.2%
Iowa State, Finance Authority, Ser C, RB
0.130%, 10/02/14	1,490	1,490
Iowa State, Finance Authority, Ser G, RB
0.130%, 10/02/14	35	35
Iowa State, Finance Authority, Ser M, RB
0.120%, 10/02/14	500	500

		2,025

Massachusetts — 0.1%
Simmons College, Higher Education Authority, RB
0.100%, 10/02/14	580	580

Michigan — 0.3%
Kent, Hospital Finance Authority, Ser C, RB
0.050%, 10/01/14	3,115	3,115

Minnesota — 0.2%
Minnesota State, Office of Higher Education, Ser A, RB
0.110%, 10/02/14	1,780	1,780

Missouri — 0.0%
St. Louis, Industrial Development Authority, Ser B, RB
0.040%, 10/02/14	160	160

New Hampshire — 0.0%
New Hampshire State, Health & Educational Facilities Authority, Dartmouth College Project, Ser C, RB
0.070%, 10/01/14	390	390

Ohio — 0.1%
Cleveland, Department of Public Utilities Division of Water, Ser Q, RB
0.040%, 10/02/14	1,370	1,370

3	SEI Liquid Asset Trust / Quarterly Report / September 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

September 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Texas — 0.2%
Texas State, Small Business Project, Ser B, GO
0.070%, 10/02/14	$2,245	$2,245

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, Wheaton Franciscan Services Project, Ser B, RB
0.040%, 10/01/14	500	500
Wisconsin State, Health & Educational Facilities Authority, Wheaton Franciscan System Project, RB
0.030%, 10/01/14	2,300	2,300
Wisconsin State, Housing & Economic Development Authority, Wheaton Franciscan System Project, Ser B, RB
0.090%, 10/02/14	310	310

		3,110

Total Municipal Bonds (Cost $20,855) ($Thousands)		20,855

REPURCHASE AGREEMENTS (E) — 3.0%

Goldman Sachs
0.010%, dated 9/30/2014, to be repurchased on 10/01/2014, repurchase price $8,580,002 (collateralized by US Treasury Notes, par value $6,679,100, 9.125%, 05/15/18, with total market value of $8,751,710)	8,580	8,580
Mizuho Securities
0.140%, dated 9/30/2014, to be repurchased on 10/01/2014, repurchase price $8,715,034 (collateralized by various corporate obligations*, ranging in par value $6,085 – $1,198,000, 2.125% - 8.500%, 11/10/14 -08/15/39, with total market value of $9,057,378) (D)	8,715	8,715
RBC Capital
0.150%, dated 9/30/2014, to be repurchased on 10/07/2014, repurchase price $9,926,290 (collateralized by various corporate obligations*, ranging in par value $343 – $3,179,548, 0.914% - 8.500%, 04/11/16 - 05/28/24, with total market value of $10,422,344)	9,926	9,926

Description	Face Amount ($ Thousands)	Value ($ Thousands)
TD Securities
0.060%, dated 9/30/2014, to be repurchased on 10/01/2014, repurchase price $7,563,013 (collateralized by various corporate obligations*, ranging in par value $24,874 – $2,980,957, 1.750% - 4.600%, 01/25/16 -06/16/24, with total market value of $7,941,164)	$7,563	$7,563

Total Repurchase Agreements (Cost $49,428) ($Thousands)		34,784

Total Investments — 84.1% (Cost $985,555)($ Thousands) †		$985,555

* A list of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at September 30, 2014, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
Mizuho Securities	Alfa SA	5.250%	03/25/24	$44
	Anglo American Capital	4.125	09/27/22	1,198
	Bunge Limited Finance	8.500	06/15/19	759
	Glencore Funding	2.500	01/15/19	60
	Inco	5.700	10/15/15	155
	Itau Unibanco Holding	5.500	08/06/22	400
	Morgan Stanley Group Inc.	2.125	04/25/2018	47
	Petrobas Global	2.000	05/20/16	342
	Petrobas Global	6.250	03/17/24	287
	Petrobas International	8.375	12/10/18	32
	Petrobas International	7.875	03/15/19	145
	Petrobas International	5.375	01/27/21	226
	Petrobas International	5.750	01/20/20	7
	Rio Oil	6.250	07/06/24	150
	Telefonica Chile S A	3.875	10/12/22	200
	Verizon Communcations	0.700	11/02/15	6
	Woodside Finance Ltd.	4.500	11/10/14	190
	Xstrata Finance	2.700	10/25/17	380
	Xstrata Finance	2.700	10/25/17	500
RBC
	AT&T Inc.	0.000	11/27/22	253
	Block Financial Corp.	5.500	11/01/22	462
	Boston Scientific Corp.	6.000	01/15/20	1,458
	Capital One Financial Corp.	4.750	07/15/21	296
	China Gas Group	4.500	05/04/22	84
	Citigroup Inc.	8.500	05/22/19	9
	Conagra Inc.	3.250	09/15/22	100
	Deutsche Telekom International	3.125	04/11/16	386
	Goldman Sachs Group Inc.	1.834	11/29/23	53
	ING Inc.	5.500	07/15/22	3,180
	J P Morgan Chase & Co.	4.250	10/15/20	100
	J P Morgan Chase & Co.	4.500	01/24/22	472
	John Deere Capital Co.	1.700	01/15/20	2,217
	L3 Communications Corp.	3.950	05/28/24	47
	LyondellBasell Industries	6.000	11/15/21	161
	Noble Holding International	4.625	03/01/21	17
	Tencent Holdings Inc.	3.375	03/05/18	127
	Time Warner	8.375	03/15/23	11
	Transcanada Pipelines	0.914	06/30/16	0
	Willis Group Londings	5.750	03/15/21	254

TD Securities
	Australia New Zealand	2.400	11/23/16	301
	Australia New Zealand	2.400	11/23/16	160
	Bank of Montreal	2.625	01/25/16	25
	Bank of Nova Scotia	1.750	03/22/17	788
	Canadian Imperial Bank	2.750	01/27/16	729
	Citigroup Inc.	3.750	06/16/24	1
	Commonwealth Bank	2.000	06/18/19	300
	Directv Holdings	4.600	02/15/21	385
	National Australia Bank	2.125	09/09/19	237
	Rogers Communications Inc.	4.100	10/01/23	37
	Royal Bank of Canada	2.000	10/01/19	2,981
	Royal Bank of Canada	2.200	09/23/19	33
	Westpac Banking	2.000	05/21/20	1,563
	Westpac Banking	1.850	11/26/18	253

Percentages are based on Net Assets of $1,172,785 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.
(B)	The rate reported is the effective yield at time of purchase.

SEI Liquid Asset Trust / Quarterly Report / September 30, 2014	4

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

September 30, 2014

(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)

Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on September 30, 2014. The demand and interest rate reset features give this security a shorter effective maturity date.

(E)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FNMA — Federal National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

† For federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of September 30, 2014, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

5	SEI Liquid Asset Trust / Quarterly Report / September 30, 2014

Item 2.    Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment CompanyAct of 1940, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act that occurred during the last fiscal quarter of the period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Liquid Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 24, 2014

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: November 24, 2014